Redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Redeemable non-controlling interests
Schedule of redeemable noncontrolling interest activity

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance as of January 1	1,438,082	1,584,858	1,670,379
Net income attributable to redeemable non-controlling interest	45,969	48,804	19,146
Settlement of derivative liabilities with shares	100,807	—	—
Adjustment of the redeemable non-controlling interest	—	5,325	(964)
Redeemable non-controlling interest arising from business acquisition	—	48,962	—
Transfer from redeemable non-controlling interest to non-controlling interest	—	(17,570)	(1,630,942)
Balance as of December 31	1,584,858	1,670,379	57,619